Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Fixed income securities	$ 5,602,738	$ 6,139,925
Equity securities	202,622	164,971
Short-term investments	98,553	61,948
Other investments:
Free-standing derivatives	1,076	306
Separate account assets	435,446	436,380
Other assets	27,826	34,655
Total assets at fair value	6,368,261	6,838,185
% of total assets at fair value	100.00%	100.00%
Contractholder funds:
Derivatives embedded in life and annuity contracts	(9,197)	(17,877)
Total liabilities at fair value	(9,197)	(17,877)
% of total liabilities at fair value	100.00%	100.00%
U.S. government and agencies
Assets
Fixed income securities	294,831	417,047
Municipal
Assets
Fixed income securities	725,984	818,661
Corporate
Assets
Fixed income securities	3,765,589	3,898,526
Foreign government
Assets
Fixed income securities	381,616	396,541
Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities	159,919	295,678
Commercial mortgage-backed securities ("CMBS")
Assets
Fixed income securities	175,980	200,716
Asset-backed securities ("ABS")
Assets
Fixed income securities	88,507	102,126
Redeemable preferred stock
Assets
Fixed income securities	10,312	10,630
Quoted prices in active markets for identical assets (Level 1)
Assets
Fixed income securities	3,678	111,133
Equity securities	202,622	164,971
Short-term investments	3,157	7,675
Other investments:
Separate account assets	435,446	436,380
Total assets at fair value	644,903	720,159
% of total assets at fair value	10.10%	10.50%
Quoted prices in active markets for identical assets (Level 1) | U.S. government and agencies
Assets
Fixed income securities	3,678	111,133
Significant other observable inputs (Level 2)
Assets
Fixed income securities	5,263,518	5,673,799
Short-term investments	95,396	54,273
Other investments:
Total assets at fair value	5,358,914	5,728,072
% of total assets at fair value	84.20%	83.80%
Significant other observable inputs (Level 2) | U.S. government and agencies
Assets
Fixed income securities	291,153	305,914
Significant other observable inputs (Level 2) | Municipal
Assets
Fixed income securities	674,669	750,989
Significant other observable inputs (Level 2) | Corporate
Assets
Fixed income securities	3,506,161	3,638,175
Significant other observable inputs (Level 2) | Foreign government
Assets
Fixed income securities	381,616	396,541
Significant other observable inputs (Level 2) | Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities	159,919	295,678
Significant other observable inputs (Level 2) | Commercial mortgage-backed securities ("CMBS")
Assets
Fixed income securities	175,980	200,716
Significant other observable inputs (Level 2) | Asset-backed securities ("ABS")
Assets
Fixed income securities	63,708	75,156
Significant other observable inputs (Level 2) | Redeemable preferred stock
Assets
Fixed income securities	10,312	10,630
Significant unobservable inputs (Level 3)
Assets
Fixed income securities	335,542	354,993
Other investments:
Free-standing derivatives	1,076	306	38
Other assets	27,826	34,655
Total assets at fair value	364,444	389,954
% of total assets at fair value	5.70%	5.70%
Contractholder funds:
Derivatives embedded in life and annuity contracts	(9,197)	(17,877)
Total liabilities at fair value	(9,197)	(17,877)
% of total liabilities at fair value	100.00%	100.00%
Significant unobservable inputs (Level 3) | Municipal
Assets
Fixed income securities	51,315	67,672
Significant unobservable inputs (Level 3) | Corporate
Assets
Fixed income securities	259,428	260,351
Significant unobservable inputs (Level 3) | Asset-backed securities ("ABS")
Assets
Fixed income securities	$ 24,799	$ 26,970